Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign Currency Adjustments	Total
Balance, Value at Mar. 31, 2016	$ 17	$ (1,561)	$ 22,566	$ (8,828)	$ 2,384	$ 14,578
Balance, Shares at Mar. 31, 2016	5,577,639	404,208
Net income (loss)				2,795		2,795
Shares repurchased		$ (368)				$ (368)
Shares repurchased, shares		164,311				164,311
Foreign exchange translation adjustment					(1,410)	$ (1,410)
Balance, Value at Mar. 31, 2017	$ 17	$ (1,929)	22,566	(6,033)	974	15,595
Balance, Shares at Mar. 31, 2017	5,577,639	568,519
Net income (loss)				4		4
Shares repurchased		$ (572)				$ (572)
Shares repurchased, shares		213,498				213,498
Removal of treasury shares from the total number of shares issued, Value		$ 92	(92)
Removal of treasury shares from the total number of shares issued, Shares	(34,000)	(34,000)
Foreign exchange translation adjustment					2,062	2,062
Balance, Value at Mar. 31, 2018	$ 17	$ (2,409)	22,474	(6,029)	3,036	17,089
Balance, Shares at Mar. 31, 2018	5,543,639	748,017
Net income (loss)				(463)		(463)
Shares repurchased		$ (364)				$ (364)
Shares repurchased, shares		124,849				124,849
Foreign exchange translation adjustment					(1,113)	$ (1,113)
Balance, Value at Mar. 31, 2019	$ 17	$ (2,773)	$ 22,474	$ (6,492)	$ 1,923	$ 15,149
Balance, Shares at Mar. 31, 2019	5,543,639	872,866